Tax situation - Effect of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets [Abstract]
Deferred tax assets	$ 74,556	$ 38,305
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	28,959	31,422
Sociedad Minera Cerro Verde S.A.A. [Member]
Deferred tax assets [Abstract]
Deferred tax assets	110,553	158,008	$ 164,100
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	476,084	383,605	328,215
Deferred tax liabilities before supplementary retirement fund	365,531	225,597	164,115
Supplementary Retirement Fund [Abstract]
Supplementary retirement fund, deferred liability	4,258	2,651	1,890
Net deferred tax liabilities	369,789	228,248	166,005
Sociedad Minera Cerro Verde S.A.A. [Member] | Royalty Accrual Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	84,546	109,505	127,475
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision For Remediation And Mine Closure Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	17,309	15,131	12,083
Sociedad Minera Cerro Verde S.A.A. [Member] | Price Adjustment Of Copper Concentrates And Cathode Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	10,742	6,050	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Unpaid Vacations Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	6,618	5,937	5,293
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision For Mining Taxes Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	3,737	4,120	8,742
Sociedad Minera Cerro Verde S.A.A. [Member] | Sunat Assessments Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	0	4,055	4,077
Sociedad Minera Cerro Verde S.A.A. [Member] | Cost Of Net Asset For Construction Of Tailing Dam Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	1,191	2,638	2,007
Sociedad Minera Cerro Verde S.A.A. [Member] | Development Costs Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	72	122	183
Sociedad Minera Cerro Verde S.A.A. [Member] | Leases Net Assets Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	2,454	0	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Other Provisions Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	10,276	10,450	4,240
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference In Depreciation Method Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	429,466	337,642	261,434
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping Activity Asset Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	33,660	27,464	22,014
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference In Valuation Of Inventories Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	14,885	16,605	16,264
Sociedad Minera Cerro Verde S.A.A. [Member] | Debt Issuance Costs Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	2,860	0	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Lease liabilities Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	933	1,894	2,663
Sociedad Minera Cerro Verde S.A.A. [Member] | Price Adjustment Of Copper Concentrates And Cathode Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	$ 0	$ 0	$ 25,840